Accrued Liabilities and Other Payables (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Accrued Liabilities and Other Payables (Details) [Line Items]
Salary and fees due to directors	$ 55,348
Director [Member]
Accrued Liabilities and Other Payables (Details) [Line Items]
Short-term advances from directors		$ 417,971